Property, plant and equipment - Capital Commitments (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 0	$ 185,922,000
VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	185,922,000
FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2018
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	185,922,000
2018 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2018 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	185,922,000
2018 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2019
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2019 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2019 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2019 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2020
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2020 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2020 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2020 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 0	$ 0